COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.3%
AUSTRALIA	6.0%
DIVERSIFIED
Charter Hall Group		1,648,180	$16,663,221
Goodman Group		2,759,342	49,018,294
Ingenia Communities Group		3,938,723	13,339,223
Mirvac Group		9,113,145	11,901,189
Stockland		7,510,632	22,995,792

			113,917,719

BELGIUM	1.5%
HEALTH CARE	0.3%
Aedifica SA		94,248	6,364,300

INDUSTRIALS	0.7%
VGP NV		53,747	4,666,764
Warehouses De Pauw CVA		347,802	8,243,634

			12,910,398

RESIDENTIAL	0.3%
Xior Student Housing NV(a)		152,328	4,529,586

SELF STORAGE	0.2%
Shurgard Self Storage Ltd.		106,576	3,849,036

TOTAL BELGIUM			27,653,320

CANADA	1.4%
INDUSTRIALS	1.0%
Dream Industrial Real Estate Investment Trust		2,562,955	20,125,355

RETAIL	0.4%
First Capital Real Estate Investment Trust		641,025	7,345,472

TOTAL CANADA			27,470,827

FRANCE	2.2%
INDUSTRIALS	0.2%
ARGAN SA		58,338	3,873,165

RETAIL	2.0%
Klepierre SA		524,827	17,546,954
Mercialys SA		284,900	3,573,522
Unibail-Rodamco-Westfield		209,356	17,634,735

			38,755,211

TOTAL FRANCE			42,628,376

GERMANY	1.8%
RESIDENTIAL
LEG Immobilien SE		140,771	9,964,036
TAG Immobilien AG(b)		409,704	5,573,101
Vonovia SE		699,758	18,885,936

			34,423,073

		Shares	Value
HONG KONG	2.9%
DIVERSIFIED	2.7%
Link REIT		4,595,972	$21,498,998
Sun Hung Kai Properties Ltd.		1,924,500	18,276,870
Wharf Real Estate Investment Co. Ltd.		5,194,000	12,628,814

			52,404,682

OFFICE	0.2%
Hongkong Land Holdings Ltd.		829,600	3,583,872

TOTAL HONG KONG			55,988,554

JAPAN	9.0%
DIVERSIFIED	6.5%
Japan Metropolitan Fund Invest		26,114	16,661,843
KDX Realty Investment Corp.		3,904	3,846,998
Mitsubishi Estate Co. Ltd.		2,067,700	33,526,544
Mitsui Fudosan Co. Ltd.		4,918,300	43,628,230
Nomura Real Estate Holdings, Inc.		1,368,500	7,946,953
Nomura Real Estate Master Fund, Inc.		14,286	13,572,605
Orix JREIT, Inc.		5,356	6,291,934

			125,475,107

INDUSTRIALS	1.3%
Mitsui Fudosan Logistics Park, Inc.		22,392	15,361,936
Nippon Prologis REIT, Inc.		6,428	9,925,494

			25,287,430

OFFICE	0.6%
Japan Real Estate Investment Corp.		10,187	7,287,586
Nippon Building Fund, Inc.		4,492	3,815,460

			11,103,046

RESIDENTIAL	0.6%
Nippon Accommodations Fund, Inc.		14,990	10,883,465

TOTAL JAPAN			172,749,048

SINGAPORE	2.6%
DATA CENTERS	0.4%
Digital Core REIT Management Pte. Ltd.		15,030,352	7,966,087

DIVERSIFIED	1.1%
CapitaLand Integrated Commercial Trust		12,808,192	20,019,503

HEALTH CARE	0.6%
Parkway Life Real Estate Investment Trust		3,861,300	11,926,906

RETAIL	0.5%
Frasers Centrepoint Trust		3,755,457	6,093,481
Frasers Centrepoint Trust (Placement Shares)(b)		2,424,400	3,822,776

			9,916,257

TOTAL SINGAPORE			49,828,753

SPAIN	1.0%
DIVERSIFIED	0.5%
Merlin Properties Socimi SA		960,995	10,240,563

INFRASTRUCTURE	0.5%
Cellnex Telecom SA(c)		247,293	8,778,671

TOTAL SPAIN			19,019,234

		Shares	Value
SWEDEN	1.2%
DIVERSIFIED	1.0%
Fastighets AB Balder, Class B(b)		1,984,304	$12,416,953
Nyfosa AB(b)		659,205	5,744,877

			18,161,830

INDUSTRIALS	0.2%
Catena AB		92,538	4,004,659

TOTAL SWEDEN			22,166,489

SWITZERLAND	0.2%
DIVERSIFIED
Swiss Prime Site AG		26,885	3,300,227

UNITED KINGDOM	3.8%
DIVERSIFIED	1.0%
British Land Co. PLC		301,504	1,438,693
Land Securities Group PLC		1,255,199	8,917,714
LondonMetric Property PLC		3,997,563	9,470,500

			19,826,907

INDUSTRIALS	1.4%
Segro PLC		746,072	6,657,502
Tritax Big Box REIT PLC		11,043,051	20,027,855

			26,685,357

OFFICE	0.1%
Great Portland Estates PLC		574,702	2,208,553

RESIDENTIAL	0.3%
Grainger PLC		2,072,071	5,446,874

SELF STORAGE	1.0%
Big Yellow Group PLC		574,373	6,914,936
Safestore Holdings PLC		1,467,434	11,638,719

			18,553,655

TOTAL UNITED KINGDOM			72,721,346

UNITED STATES	65.7%
DATA CENTERS	7.8%
Digital Realty Trust, Inc.		614,514	88,053,711
Equinix, Inc.		75,189	61,305,351

			149,359,062

DIVERSIFIED	0.8%
Lamar Advertising Co., Class A		75,666	8,609,277
PulteGroup, Inc.		67,965	6,986,802

			15,596,079

HEALTH CARE	12.9%
Healthcare Realty Trust, Inc., Class A		1,706,747	28,844,024
Omega Healthcare Investors, Inc.		888,831	33,846,684
PACS Group, Inc.(b)		203,232	2,284,328
Welltower, Inc.		1,190,471	182,392,062

			247,367,098

HOTEL	2.3%
Caesars Entertainment, Inc.(b)		506,419	12,660,475
Host Hotels & Resorts, Inc.		2,174,450	30,898,935

			43,559,410

		Shares	Value
INDUSTRIALS	6.0%
Americold Realty Trust, Inc.		942,204	$20,219,698
Lineage, Inc.(d)		68,361	4,007,976
Prologis, Inc.		817,191	91,353,782

			115,581,456

INFRASTRUCTURE	2.9%
Crown Castle, Inc.		530,476	55,291,514

OFFICE	1.2%
BXP, Inc.		102,089	6,859,360
Highwoods Properties, Inc.		381,899	11,319,486
Kilroy Realty Corp.		131,806	4,317,965

			22,496,811

RESIDENTIAL	13.3%
American Homes 4 Rent, Class A		391,631	14,807,568
AvalonBay Communities, Inc.		94,839	20,354,346
Camden Property Trust		193,457	23,659,791
Essex Property Trust, Inc.		80,470	24,669,688
Invitation Homes, Inc.		2,098,925	73,147,536
Sun Communities, Inc.		446,897	57,488,830
UDR, Inc.		889,855	40,194,751

			254,322,510

RETAIL	7.1%
Agree Realty Corp.		246,003	18,988,972
Kimco Realty Corp.		1,344,400	28,555,056
Realty Income Corp.		493,720	28,640,697
Simon Property Group, Inc.		355,705	59,075,486

			135,260,211

SELF STORAGE	6.3%
Extra Space Storage, Inc.		418,619	62,160,735
Public Storage		191,320	57,260,163

			119,420,898

SPECIALTY	3.9%
Iron Mountain, Inc.		482,492	41,513,612
VICI Properties, Inc., Class A		1,028,426	33,547,256

			75,060,868

TIMBER	1.2%
Weyerhaeuser Co.		796,014	23,307,290

TOTAL UNITED STATES			1,256,623,207

TOTAL COMMON STOCK (Identified cost—$1,641,025,909)			1,898,490,173

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.28%(e)		4,478,469	4,478,469

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,478,469)			4,478,469

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,645,504,378)	99.5%		1,902,968,642
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		9,639,427

NET ASSETS	100.0%		$1,912,608,069

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $4,529,586 which represents 0.2% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,778,671 which represents 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Restricted security. Aggregate holdings equal 0.2% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781.
(e)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Diversified	19.8
Residential	16.3
Health Care	13.8
Industrials	10.8
Retail	10.0
Data Centers	8.2
Self Storage	7.5
Specialty	3.9
Infrastructure	3.4
Hotel	2.3
Office	2.1
Timber	1.2
Other (includes short-term investments)	0.7

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate:
Retail	$187,454,375	$3,822,776	$—	$191,277,151
Other Industries	1,707,213,022	—	—	1,707,213,022
Short-Term Investments	—	4,478,469	—	4,478,469

Total Investments in Securities(a)	$1,894,667,397	$8,301,245	$—	$1,902,968,642

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.